FINANCIAL RISK MANAGEMENT (Details Narrative) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Advanced notional credit		$ 150,000
USDC [Member]
IfrsStatementLineItems [Line Items]
Amount of notional credit outstanding	$ 23,300,000
Advanced notional credit	7,075,000	$ 310,000
Bitcoin [Member]
IfrsStatementLineItems [Line Items]
Amount of notional credit outstanding	164.5
Advanced notional credit	53
Ethereum [Member]
IfrsStatementLineItems [Line Items]
Amount of notional credit outstanding	1,513
Advanced notional credit	455.5
Bitcoin Cash [Member]
IfrsStatementLineItems [Line Items]
Amount of notional credit outstanding	800
Advanced notional credit	200
Polkadot [Member]
IfrsStatementLineItems [Line Items]
Amount of notional credit outstanding	6,250
Advanced notional credit	$ 1,250